Private Placement Warrants (Restated) (Details) - Warrant Liability (Restated) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Estimated fair value at December 31, 2019
Warrant liability assumed from the Business Combination	20,547
Change in estimated fair value	(19,714)
Estimated fair value at December 31, 2020	$ 833